Columbia Funds Series Trust I

Columbia Balanced Fund	Columbia California Tax-Exempt Fund
Columbia Conservative High Yield Fund	Columbia Connecticut Tax-Exempt Fund
Columbia Federal Securities Fund	Columbia Massachusetts Tax-Exempt Fund
Columbia Greater China Fund	Columbia New York Tax-Exempt Fund
Columbia International Stock Fund	Columbia Intermediate Municipal Bond Fund
Columbia Mid Cap Growth Fund	Columbia Massachusetts Intermediate Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund	Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Real Estate Equity Fund	Columbia New Jersey Intermediate Municipal Bond Fund
Columbia Small Cap Growth Fund I	Columbia New York Intermediate Municipal Bond Fund
Columbia Strategic Investor Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Technology Fund	Supplement to the Prospectuses dated March 1, 2007
Supplement to the Prospectuses dated January 1, 2007

Columbia Liberty Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund	Columbia Tax-Exempt Fund
Columbia Common Stock Fund	Supplement to the Prospectuses dated April 1, 2007
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Core Fund
Supplement to the Prospectuses dated February 1, 2007	(Each a “Fund” and together the “Funds.”)

1.	For each Fund, paragraph five of the section of the prospectus entitled “FUND POLICY ON TRADING OF FUND SHARES” is replaced in its entirety with the following:

Purchases, redemptions and exchanges made through the Columbia Funds’ Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit does not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

2.	For Columbia Greater China Fund and Columbia International Stock Fund only, the following is added after the last bullet in paragraph 12 of the section entitled “FUND POLICY ON TRADING OF FUND SHARES”:

•	the following retirement plan transactions:

•	payroll deduction contributions by retirement plan participants
•	transactions initiated by a retirement plan sponsor
•	certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions

3.	For each Fund, the sentence below replaces the last two sentences at the end of the second paragraph within the section of the prospectus entitled “DISTRIBUTION AND SERVICE FEES — Financial Intermediary Payments”.

As of November 1, 2007, the Fund’s Board of Trustees has authorized the Fund to pay to any intermediary up to 0.15% of the average aggregate value of Fund shares in the intermediary’s program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by the Fund will be borne by the Fund’s distributor or its affiliates.

INT-47/137303-1107	November 14, 2007

Columbia Funds Series Trust I

Columbia Income Fund	Columbia Core Bond Fund
Columbia Intermediate Bond Fund	Supplement to the Prospectuses dated September 1, 2007
Columbia U.S. Treasury Index Fund
Columbia World Equity Fund	Columbia High Yield Opportunity Fund
Supplement to the Prospectuses dated August 1, 2007	Columbia Strategic Income Fund
Supplement to the Prospectuses dated October 1, 2007

Columbia High Yield Municipal Fund

Columbia Small Cap Value Fund I

Supplement to the Prospectuses dated November 1, 2007

(Each a “Fund” and together the “Funds.”)

1.	For each Fund, paragraph five of the section of the prospectus entitled “Excessive Trading Practices” is replaced in its entirety with the following:

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

2.	For Columbia World Equity Fund only, the following is added after the last bullet in paragraph four of the section entitled “Redemption Fee”:

•

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

3.	For each Fund, paragraph five of the section of the prospectus entitled “Financial Intermediary Compensation” is replaced in its entirety with the following:

As of November 1, 2007, the Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

INT-47/137207-1107	November 14, 2007